Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments
January 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Canada - 1.0%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	112,900	$5,962,139
China - 2.1%
Tencent Holdings Ltd. (Media & Entertainment)†	225,900	11,904,415
Denmark - 0.6%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	16,203	3,192,083
France - 3.3%
Schneider Electric SE (Capital Goods)†	75,492	19,089,712
Germany - 3.3%
SAP SE - Sponsored ADR (Software & Services)	30,571	8,439,430
Scout24 SE (Media & Entertainment)^†	51,409	4,998,292
Symrise AG (Materials)†	52,733	5,398,025
		18,835,747
Hong Kong - 1.3%
AIA Group Ltd. (Insurance)†	1,051,005	7,392,646
India - 1.2%
HDFC Bank Ltd. - ADR (Banks)	111,776	6,778,097
Indonesia - 0.7%
Bank Central Asia Tbk PT (Banks)†	7,338,070	4,249,162
Japan - 5.1%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	204,000	8,812,397
Keyence Corp. (Technology Hardware & Equipment)†	15,600	6,727,911
MISUMI Group Inc. (Capital Goods)†	106,600	1,706,590
Sony Group Corp. (Consumer Durables & Apparel)†	553,500	12,206,088
		29,452,986
Mexico - 0.7%
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	1,574,100	4,080,719
Netherlands - 1.1%
Adyen NV (Financial Services)*^†	4,002	6,488,244
Singapore - 1.2%
DBS Group Holdings Ltd. (Banks)†	207,400	6,801,373
Sweden - 2.6%
Alfa Laval AB (Capital Goods)†	132,596	5,900,763
	Shares	Value
COMMON STOCKS - 96.5% (continued)
Sweden - 2.6% (continued)
Atlas Copco AB, Class A (Capital Goods)†	284,207	$4,761,218
Epiroc AB, Class A (Capital Goods)†	238,883	4,534,100
		15,196,081
Switzerland - 4.2%
Alcon AG (Health Care Equipment & Services)	137,305	12,507,112
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	20,492	6,434,602
SGS SA, Reg S (Commercial & Professional Services)†	54,098	5,246,725
		24,188,439
Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	41,975	8,786,207
United Kingdom - 5.1%
Compass Group plc (Consumer Services)†	221,623	7,652,381
Diploma plc (Capital Goods)†	118,056	6,636,278
Haleon plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,946,680	9,070,681
Shell plc (Energy)†	180,465	5,920,614
		29,279,954
United States - 61.5%
AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	34,078	6,266,944
Accenture plc, Class A (Software & Services)	41,965	16,154,427
Adobe Inc. (Software & Services)*	14,284	6,248,536
Alphabet Inc., Class A (Media & Entertainment)	135,348	27,613,699
Amazon.com Inc. (Consumer Discretionary Distribution & Retail)*	105,957	25,183,860
AMETEK Inc. (Capital Goods)	31,331	5,782,449
Apple Inc. (Technology Hardware & Equipment)	27,375	6,460,500
Applied Materials Inc. (Semiconductors & Semiconductor Equipment)	38,630	6,966,921
Atkore Inc. (Capital Goods)	21,805	1,775,799
Booking Holdings Inc. (Consumer Services)	2,124	10,062,577
Broadcom Inc. (Semiconductors & Semiconductor Equipment)	52,937	11,713,370

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
January 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 96.5% (continued)
United States - 61.5% (continued)
CME Group Inc. (Financial Services)	53,538	$12,662,808
CoStar Group Inc. (Real Estate Management & Development)*	86,780	6,647,348
Danaher Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	33,811	7,531,062
Deere & Co. (Capital Goods)	24,252	11,557,533
Globant SA (Software & Services)*	30,139	6,429,251
HEICO Corp. (Capital Goods)	21,300	5,089,422
Honeywell International Inc. (Capital Goods)	23,314	5,215,808
Meta Platforms Inc., Class A (Media & Entertainment)	39,683	27,348,730
Microsoft Corp. (Software & Services)	56,348	23,387,801
Netflix Inc. (Media & Entertainment)*	22,570	22,045,473
Northrop Grumman Corp. (Capital Goods)	9,892	4,820,075
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	42,143	5,060,110
Rockwell Automation Inc. (Capital Goods)	1,341	373,375
Salesforce Inc. (Software & Services)	43,189	14,757,681
Schlumberger NV (Energy)	141,986	5,719,196
ServiceNow Inc. (Software & Services)*	7,568	7,707,100
Synopsys Inc. (Software & Services)*	11,195	5,882,749
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	24,196	14,463,159
Tradeweb Markets Inc., Class A (Financial Services)	72,995	9,263,065
UnitedHealth Group Inc. (Health Care Equipment & Services)	28,791	15,618,830
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	41,448	19,135,713
		354,945,371
Total Common Stocks (Cost $335,089,902)		$556,623,375

	Shares	Value
SHORT TERM INVESTMENTS - 2.1%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.21% (Money Market Funds)	12,181,326	$12,181,326

Total Short Term Investments (Cost $12,181,326)		$12,181,326

Total Investments — 98.6%
(Cost $347,271,228)		$568,804,701
Other Assets Less Liabilities - 1.4%		7,983,446
Net Assets — 100.0%		$576,788,147

Summary of Abbreviations
ADR	American Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 2.0%
of net assets as of January 31, 2025, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

Industry	Percentage of Net Assets
Banks	3.1%
Capital Goods	13.4
Commercial & Professional Services	0.9
Consumer Discretionary Distribution & Retail	4.4
Consumer Durables & Apparel	2.1
Consumer Services	3.0
Consumer Staples Distribution & Retail	1.7
Energy	2.0
Financial Services	4.9
Health Care Equipment & Services	4.9
Insurance	1.3
Materials	0.9
Media & Entertainment	16.3
Pharmaceuticals, Biotechnology & Life Sciences	13.0
Real Estate Management & Development	1.2
Semiconductors & Semiconductor Equipment	5.6
Software & Services	15.5
Technology Hardware & Equipment	2.3
Money Market Fund	2.1
Total Investments	98.6
Other Assets Less Liabilities	1.4
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments
January 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Australia - 1.5%
BHP Group Ltd. - Sponsored ADR (Materials)	3,768,306	$185,212,240
Canada - 5.3%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	3,345,900	176,693,725
Canadian National Railway Co. (Transportation)	1,084,466	113,337,541
Manulife Financial Corp. (Insurance)	11,877,400	355,173,774
		645,205,040
China - 5.9%
ENN Energy Holdings Ltd. (Utilities)†	10,619,800	72,115,278
Haier Smart Home Co., Ltd., Class A (Consumer Durables & Apparel)†	43,307,188	164,896,693
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	15,188,500	85,130,518
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	3,092,764	98,662,806
Tencent Holdings Ltd. (Media & Entertainment)†	3,372,710	177,734,126
ZTO Express Cayman Inc. - ADR (Transportation)	6,510,808	121,491,677
		720,031,098
Denmark - 2.5%
Coloplast A/S, Class B (Health Care Equipment & Services)†	986,097	113,305,915
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	470,564	92,703,789
Novonesis (Novozymes), Class B (Materials)†	1,683,274	96,124,011
		302,133,715
France - 7.1%
Air Liquide SA (Materials)†	821,825	143,296,089
Dassault Systemes SE (Software & Services)†	3,466,997	134,883,082
L'Oreal SA (Household & Personal Products)†	634,193	234,112,718
Schneider Electric SE (Capital Goods)†	1,367,305	345,751,319
		858,043,208
Germany - 7.6%
Allianz SE, Reg S (Insurance)†	1,185,822	386,470,520
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	6,999,152	231,945,824
SAP SE - Sponsored ADR (Software & Services)	607,477	167,700,100
	Shares	Value
COMMON STOCKS - 97.8% (continued)
Germany - 7.6% (continued)
Symrise AG (Materials)†	1,339,121	$137,079,425
		923,195,869
Hong Kong - 2.3%
AIA Group Ltd. (Insurance)†	22,595,174	158,931,802
Techtronic Industries Co., Ltd. (Capital Goods)†	9,319,500	125,176,488
		284,108,290
India - 3.1%
HDFC Bank Ltd. - ADR (Banks)	6,166,831	373,956,632
Indonesia - 1.0%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	752,304,000	121,682,494
Japan - 15.0%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	8,273,600	357,403,197
Daifuku Co., Ltd. (Capital Goods)†	5,360,100	111,610,913
Disco Corp. (Semiconductors & Semiconductor Equipment)†	560,400	163,138,775
Keyence Corp. (Technology Hardware & Equipment)†	313,534	135,219,789
Komatsu Ltd. (Capital Goods)†	5,903,300	180,998,651
Shimano Inc. (Consumer Durables & Apparel)†	605,900	85,346,897
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	8,322,200	122,492,888
Sony Group Corp. (Consumer Durables & Apparel)†	15,589,600	343,790,473
Sysmex Corp. (Health Care Equipment & Services)†	12,049,221	230,485,007
Unicharm Corp. (Household & Personal Products)†	12,346,300	96,828,204
		1,827,314,794
Mexico - 2.7%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	2,481,491	211,720,812
Grupo Financiero Banorte SAB de CV, Series O (Banks)	16,217,200	112,069,445
		323,790,257
Netherlands - 1.4%
Adyen NV (Financial Services)*^†	103,949	168,527,356
Peru - 1.2%
Credicorp Ltd. (Banks)	781,975	143,179,622

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
January 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 97.8% (continued)
Singapore - 3.9%
DBS Group Holdings Ltd. (Banks)†	14,275,718	$468,150,810
South Korea - 2.3%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	302,607	274,745,601
Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	28,103,136	320,154,238
Sweden - 8.0%
Alfa Laval AB (Capital Goods)†	5,368,499	238,907,945
Assa Abloy AB, Class B (Capital Goods)†	4,967,929	151,611,609
Atlas Copco AB, Class A (Capital Goods)†	13,602,052	227,870,320
Epiroc AB, Class A (Capital Goods)†	8,229,075	156,191,325
Skandinaviska Enskilda Banken AB, Class A (Banks)†	14,031,833	197,804,675
		972,385,874
Switzerland - 7.6%
Alcon AG (Health Care Equipment & Services)	2,448,495	223,033,410
Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	2,636,999	224,092,175
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	1,065,764	334,655,808
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	406,256	142,177,442
		923,958,835
Taiwan - 5.9%
Delta Electronics Inc. (Technology Hardware & Equipment)†	17,186,000	226,526,327
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	2,360,076	494,011,108
		720,537,435
United Kingdom - 7.5%
Haleon plc (Pharmaceuticals, Biotechnology & Life Sciences)†	74,513,317	347,199,612
Rio Tinto plc (Materials)†	3,282,274	198,165,448
Shell plc (Energy)†	11,304,993	370,889,073
		916,254,133
United States - 3.4%
Linde plc (Materials)	440,988	196,733,566
	Shares	Value
COMMON STOCKS - 97.8% (continued)
United States - 3.4% (continued)
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	111,483	$214,291,508
		411,025,074
Total Common Stocks (Cost $7,862,067,149)		$11,883,592,615

SHORT TERM INVESTMENTS - 2.1%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.21% (Money Market Funds)	252,900,731	252,900,731

Total Short Term Investments (Cost $252,900,731)		$252,900,731

Total Investments — 99.9%
(Cost $8,114,967,880)		$12,136,493,346
Other Assets Less Liabilities - 0.1%		11,637,216
Net Assets — 100.0%		$12,148,130,562

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 1.4%
of net assets as of January 31, 2025, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
January 31, 2025 (unaudited)

Industry	Percentage of Net Assets
Banks	13.3%
Capital Goods	12.7
Consumer Discretionary Distribution & Retail	1.8
Consumer Durables & Apparel	4.8
Consumer Staples Distribution & Retail	1.5
Energy	3.0
Financial Services	1.4
Food, Beverage & Tobacco	3.6
Health Care Equipment & Services	6.6
Household & Personal Products	2.7
Insurance	8.1
Materials	7.8
Media & Entertainment	1.5
Pharmaceuticals, Biotechnology & Life Sciences	10.4
Semiconductors & Semiconductor Equipment	7.4
Software & Services	2.5
Technology Hardware & Equipment	5.2
Telecommunication Services	1.0
Transportation	1.9
Utilities	0.6
Money Market Fund	2.1
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio
Portfolio of Investments
January 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Australia - 1.7%
BHP Group Ltd. - Sponsored ADR (Materials)	34,589	$1,700,049
Canada - 7.0%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	41,200	2,175,732
Canadian National Railway Co. (Transportation)	11,372	1,188,488
Manulife Financial Corp. (Insurance)	117,400	3,510,650
		6,874,870
China - 0.7%
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	194,200	638,551
Denmark - 3.0%
Coloplast A/S, Class B (Health Care Equipment & Services)†	9,762	1,121,687
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	4,618	909,772
Novonesis (Novozymes), Class B (Materials)†	16,335	932,817
		2,964,276
France - 9.0%
Air Liquide SA (Materials)†	8,423	1,468,662
Dassault Systemes SE (Software & Services)†	39,096	1,521,025
L'Oreal SA (Household & Personal Products)†	6,399	2,362,195
Schneider Electric SE (Capital Goods)†	13,759	3,479,247
		8,831,129
Germany - 10.3%
Allianz SE, Reg S (Insurance)†	11,735	3,824,547
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	70,764	2,345,057
SAP SE - Sponsored ADR (Software & Services)	9,144	2,524,293
Symrise AG (Materials)†	13,716	1,404,041
		10,097,938
Hong Kong - 2.9%
AIA Group Ltd. (Insurance)†	232,800	1,637,488
Techtronic Industries Co., Ltd. (Capital Goods)†	89,500	1,202,135
		2,839,623
India - 0.9%
HDFC Bank Ltd. - ADR (Banks)	14,156	858,420
	Shares	Value
COMMON STOCKS - 96.3% (continued)
Japan - 19.0%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	84,600	$3,654,553
Daifuku Co., Ltd. (Capital Goods)†	55,100	1,147,322
Disco Corp. (Semiconductors & Semiconductor Equipment)†	5,500	1,601,112
Keyence Corp. (Technology Hardware & Equipment)†	3,100	1,336,957
Komatsu Ltd. (Capital Goods)†	63,300	1,940,815
Shimano Inc. (Consumer Durables & Apparel)†	6,200	873,330
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	95,100	1,399,759
Sony Group Corp. (Consumer Durables & Apparel)†	153,100	3,376,246
Sysmex Corp. (Health Care Equipment & Services)†	121,800	2,329,867
Unicharm Corp. (Household & Personal Products)†	121,200	950,534
		18,610,495
Netherlands - 1.7%
Adyen NV (Financial Services)*^†	1,016	1,647,190
Singapore - 4.4%
DBS Group Holdings Ltd. (Banks)†	132,700	4,351,698
South Korea - 0.9%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	959	870,704
Spain - 3.4%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	290,298	3,307,109
Sweden - 8.5%
Alfa Laval AB (Capital Goods)†	43,074	1,916,871
Assa Abloy AB, Class B (Capital Goods)†	46,455	1,417,717
Atlas Copco AB, Class A (Capital Goods)†	105,503	1,767,454
Epiroc AB, Class A (Capital Goods)†	70,548	1,339,031
Skandinaviska Enskilda Banken AB, Class A (Banks)†	134,578	1,897,126
		8,338,199
Switzerland - 9.5%
Alcon AG (Health Care Equipment & Services)	23,884	2,175,593
Nestle SA, Reg S (Food, Beverage & Tobacco)†	26,577	2,259,789

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio
Portfolio of Investments (continued)
January 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 96.3% (continued)
Switzerland - 9.5% (continued)
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	10,951	$3,438,675
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	3,945	1,380,632
		9,254,689
Taiwan - 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	11,465	2,399,854
United Kingdom - 8.9%
Haleon plc (Pharmaceuticals, Biotechnology & Life Sciences)†	726,719	3,386,194
Rio Tinto plc (Materials)†	30,543	1,844,016
Shell plc (Energy)†	106,385	3,490,231
		8,720,441
United States - 2.0%
Linde plc (Materials)	4,346	1,938,838

Total Common Stocks (Cost $82,847,912)		$94,244,073

SHORT TERM INVESTMENTS - 2.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.21% (Money Market Funds)	2,459,670	2,459,670

Total Short Term Investments (Cost $2,459,670)		$2,459,670

Total Investments — 98.8%
(Cost $85,307,582)		$96,703,743
Other Assets Less Liabilities - 1.2%		1,155,512
Net Assets — 100.0%		$97,859,255

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 1.7%
of net assets as of January 31, 2025, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

Industry	Percentage of Net Assets
Banks	10.6%
Capital Goods	14.6
Consumer Durables & Apparel	5.0
Consumer Staples Distribution & Retail	2.2
Energy	3.6
Financial Services	1.7
Food, Beverage & Tobacco	2.3
Health Care Equipment & Services	7.2
Household & Personal Products	3.4
Insurance	9.2
Materials	9.5
Pharmaceuticals, Biotechnology & Life Sciences	12.9
Semiconductors & Semiconductor Equipment	6.5
Software & Services	4.1
Technology Hardware & Equipment	2.3
Transportation	1.2
Money Market Fund	2.5
Total Investments	98.8
Other Assets Less Liabilities	1.2
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Carbon Transition Equity Portfolio
Portfolio of Investments
January 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Canada - 4.1%
Canadian National Railway Co. (Transportation)	191	$19,961
Manulife Financial Corp. (Insurance)	2,400	71,768
		91,729
China - 6.5%
Haier Smart Home Co., Ltd., Class A (Consumer Durables & Apparel)†	11,100	42,264
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	5,500	30,827
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	600	19,141
Tencent Holdings Ltd. (Media & Entertainment)†	600	31,619
ZTO Express Cayman Inc. - ADR (Transportation)	1,150	21,459
		145,310
Denmark - 3.6%
Coloplast A/S, Class B (Health Care Equipment & Services)†	180	20,682
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	113	22,262
Novonesis (Novozymes), Class B (Materials)†	664	37,918
		80,862
France - 8.9%
Air Liquide SA (Materials)†	256	44,637
Dassault Systemes SE (Software & Services)†	639	24,860
L'Oreal SA (Household & Personal Products)†	118	43,560
Schneider Electric SE (Capital Goods)†	342	86,482
		199,539
Germany - 8.3%
Allianz SE, Reg S (Insurance)†	220	71,700
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	1,302	43,147
SAP SE - Sponsored ADR (Software & Services)	166	45,826
Symrise AG (Materials)†	250	25,591
		186,264
Hong Kong - 2.2%
AIA Group Ltd. (Insurance)†	4,200	29,542
Techtronic Industries Co., Ltd. (Capital Goods)†	1,500	20,148
		49,690
	Shares	Value
COMMON STOCKS - 98.5% (continued)
India - 3.1%
HDFC Bank Ltd. - ADR (Banks)	1,147	$69,554
Indonesia - 1.7%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	228,800	37,008
Japan - 16.4%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,500	64,797
Daifuku Co., Ltd. (Capital Goods)†	1,000	20,822
Disco Corp. (Semiconductors & Semiconductor Equipment)†	100	29,111
Keyence Corp. (Technology Hardware & Equipment)†	90	38,815
Komatsu Ltd. (Capital Goods)†	1,700	52,123
Shimano Inc. (Consumer Durables & Apparel)†	100	14,086
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,500	22,078
Sony Group Corp. (Consumer Durables & Apparel)†	3,000	66,158
Sysmex Corp. (Health Care Equipment & Services)†	2,200	42,083
Unicharm Corp. (Household & Personal Products)†	2,100	16,470
		366,543
Mexico - 3.1%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	580	49,486
Grupo Financiero Banorte SAB de CV, Series O (Banks)	3,000	20,731
		70,217
Netherlands - 1.4%
Adyen NV (Financial Services)*^†	19	30,804
Peru - 1.2%
Credicorp Ltd. (Banks)	147	26,916
Singapore - 3.9%
DBS Group Holdings Ltd. (Banks)†	2,640	86,575
South Korea - 2.3%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	56	50,844
Spain - 3.8%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	7,467	85,065

Harding, Loevner Funds, Inc.

International Carbon Transition Equity Portfolio
Portfolio of Investments (continued)
January 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 98.5% (continued)
Sweden - 8.6%
Alfa Laval AB (Capital Goods)†	1,001	$44,546
Assa Abloy AB, Class B (Capital Goods)†	1,143	34,882
Atlas Copco AB, Class A (Capital Goods)†	2,513	42,100
Epiroc AB, Class A (Capital Goods)†	1,781	33,804
Skandinaviska Enskilda Banken AB, Class A (Banks)†	2,599	36,638
		191,970
Switzerland - 8.4%
Alcon AG (Health Care Equipment & Services)	463	42,174
Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	651	55,322
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	198	62,173
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	76	26,598
		186,267
Taiwan - 4.6%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	488	102,148
United Kingdom - 2.9%
Haleon plc (Pharmaceuticals, Biotechnology & Life Sciences)†	13,735	63,999
United States - 3.5%
Linde plc (Materials)	82	36,582
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	21	40,366
		76,948
Total Common Stocks (Cost $1,896,823)		$2,198,252

	Shares	Value
SHORT TERM INVESTMENTS - 1.6%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.21% (Money Market Funds)	35,222	$35,222

Total Short Term Investments (Cost $35,222)		$35,222

Total Investments — 100.1%
(Cost $1,932,045)		$2,233,474
Liabilities Less Other Assets - (0.1)%		(2,188)
Net Assets — 100.0%		$2,231,286

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 1.4%
of net assets as of January 31, 2025, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

Harding, Loevner Funds, Inc.

International Carbon Transition Equity Portfolio
Portfolio of Investments (continued)
January 31, 2025 (unaudited)

Industry	Percentage of Net Assets
Banks	14.5%
Capital Goods	15.0
Consumer Discretionary Distribution & Retail	1.8
Consumer Durables & Apparel	5.5
Financial Services	1.4
Food, Beverage & Tobacco	4.7
Health Care Equipment & Services	6.7
Household & Personal Products	2.6
Insurance	9.1
Materials	6.5
Media & Entertainment	1.4
Pharmaceuticals, Biotechnology & Life Sciences	10.6
Semiconductors & Semiconductor Equipment	7.8
Software & Services	3.2
Technology Hardware & Equipment	4.1
Telecommunication Services	1.7
Transportation	1.9
Money Market Fund	1.6
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments
January 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Bangladesh - 0.8%
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,999,603	$3,551,289
Belgium - 0.9%
Lotus Bakeries NV (Food, Beverage & Tobacco)†	364	3,886,355
Canada - 1.0%
Kinaxis Inc. (Software & Services)*	37,800	4,352,065
China - 5.3%
Haitian International Holdings Ltd. (Capital Goods)†	1,085,000	2,877,939
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	1,097,881	2,160,047
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	110,529	3,020,550
Shanghai Hanbell Precise Machinery Co., Ltd., Class A (Capital Goods)†	1,489,482	3,697,637
TravelSky Technology Ltd., Class H (Consumer Services)†	5,384,000	6,630,832
Yantai China Pet Foods Co., Ltd., Class A (Food, Beverage & Tobacco)†	866,599	4,544,133
		22,931,138
Finland - 1.9%
Vaisala OYJ, Class A (Technology Hardware & Equipment)†	144,236	7,988,915
France - 3.9%
Alten SA (Software & Services)†	54,182	5,006,943
Rubis SCA (Utilities)†	218,206	5,646,028
Verallia SA (Materials)^†	204,833	6,291,091
		16,944,062
Germany - 15.9%
Bechtle AG (Software & Services)†	196,153	6,609,574
Brenntag SE (Capital Goods)†	60,863	3,831,876
Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	117,707	7,193,152
Evotec SE (Pharmaceuticals, Biotechnology & Life Sciences)*†	784,792	7,083,565
FUCHS SE (Materials)†	224,760	7,693,887
KWS Saat SE & Co. KGaA (Food, Beverage & Tobacco)†	121,251	7,633,777
	Shares	Value
COMMON STOCKS - 97.9% (continued)
Germany - 15.9% (continued)
Nemetschek SE (Software & Services)†	44,712	$5,356,482
Pfeiffer Vacuum Technology AG (Capital Goods)†	36,686	5,902,783
Scout24 SE (Media & Entertainment)^†	71,695	6,970,619
STRATEC SE (Health Care Equipment & Services)†	138,039	5,077,233
TeamViewer SE (Software & Services)*^†	415,520	4,957,547
		68,310,495
Hong Kong - 0.5%
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	216,500	1,977,856
India - 2.8%
Max Financial Services Ltd. (Insurance)*†	602,957	7,775,662
SH Kelkar & Co., Ltd. (Materials)^†	1,647,358	4,070,568
		11,846,230
Indonesia - 0.8%
Sarana Menara Nusantara Tbk PT (Telecommunication Services)†	83,751,100	3,260,507
Israel - 3.0%
CyberArk Software Ltd. (Software & Services)*	35,336	13,108,949
Italy - 4.3%
Carel Industries SpA (Capital Goods)^†	170,737	3,394,092
DiaSorin SpA (Health Care Equipment & Services)†	44,899	4,818,473
Reply SpA (Software & Services)†	61,053	10,052,536
		18,265,101
Japan - 9.4%
Ariake Japan Co., Ltd. (Food, Beverage & Tobacco)†	191,000	6,401,138
GMO Payment Gateway Inc. (Financial Services)†	122,800	6,500,866
JCU Corp. (Materials)†	189,900	4,418,134
MISUMI Group Inc. (Capital Goods)†	248,800	3,983,111
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	270,800	2,728,964
SHIFT Inc. (Software & Services)*†	367,500	3,046,640
SMS Co., Ltd. (Commercial & Professional Services)†	496,900	5,327,632
Solasto Corp. (Health Care Equipment & Services)†	674,000	2,057,634

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
January 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 97.9% (continued)
Japan - 9.4% (continued)
Stanley Electric Co., Ltd. (Automobiles & Components)†	357,200	$5,951,515
		40,415,634
Lithuania - 2.3%
Siauliu Bankas AB (Banks)†	10,359,872	9,909,109
Malaysia - 1.5%
Dialog Group Bhd. (Energy)†	7,812,040	3,323,708
TIME dotCom Bhd. (Telecommunication Services)†	2,847,300	2,968,834
		6,292,542
Mexico - 2.5%
Grupo Herdez SAB de CV (Food, Beverage & Tobacco)	1,582,447	4,248,216
Megacable Holdings SAB de CV (Media & Entertainment)	3,242,100	6,392,829
		10,641,045
Norway - 1.5%
Medistim ASA (Health Care Equipment & Services)†	122,141	1,728,503
TOMRA Systems ASA (Capital Goods)†	311,552	4,582,437
		6,310,940
Panama - 1.2%
Copa Holdings SA, Class A (Transportation)	55,077	5,134,278
Philippines - 2.1%
Robinsons Retail Holdings Inc. (Consumer Staples Distribution & Retail)†	5,999,240	3,516,070
Wilcon Depot Inc. (Consumer Discretionary Distribution & Retail)†	36,992,100	5,321,619
		8,837,689
Poland - 0.7%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	412,480	3,028,659
Romania - 0.6%
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	2,129,930	2,402,091
Saudi Arabia - 0.4%
Jarir Marketing Co. (Consumer Discretionary Distribution & Retail)†	454,519	1,553,301
South Korea - 0.6%
Cheil Worldwide Inc. (Media & Entertainment)†	233,833	2,757,067
Spain - 2.3%
Bankinter SA (Banks)†	578,123	4,931,831
	Shares	Value
COMMON STOCKS - 97.9% (continued)
Spain - 2.3% (continued)
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)†	3,847,051	$4,991,291
		9,923,122
Sweden - 3.6%
Cellavision AB (Health Care Equipment & Services)†	288,470	5,885,328
Paradox Interactive AB (Media & Entertainment)†	181,758	3,554,369
Thule Group AB (Consumer Durables & Apparel)^†	196,357	6,194,633
		15,634,330
Switzerland - 7.2%
Belimo Holding AG, Reg S (Capital Goods)†	9,764	7,148,111
Bossard Holding AG, Class A, Reg S (Capital Goods)†	25,962	5,782,809
Burckhardt Compression Holding AG (Capital Goods)†	9,774	7,395,930
LEM Holding SA, Reg S (Technology Hardware & Equipment)†	6,706	6,367,270
Tecan Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	16,492	4,211,909
		30,906,029
Taiwan - 0.5%
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	137,909	2,189,624
United Kingdom - 16.7%
Airtel Africa plc (Telecommunication Services)^†	4,619,189	8,220,705
Baltic Classifieds Group plc (Media & Entertainment)†	1,235,424	5,274,195
Clarkson plc (Transportation)†	158,325	8,370,919
Cranswick plc (Food, Beverage & Tobacco)†	153,655	9,549,353
Diploma plc (Capital Goods)†	187,653	10,548,532
Grafton Group plc (Capital Goods)†	478,953	5,498,026
Rathbones Group plc (Financial Services)†	145,029	3,101,379
Rightmove plc (Media & Entertainment)†	406,774	3,371,997
Senior plc (Capital Goods)†	5,852,539	11,908,855
YouGov plc (Media & Entertainment)†	1,217,017	5,800,168
		71,644,129

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
January 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 97.9% (continued)
United States - 1.0%
Globant SA (Software & Services)*	19,693	$4,200,911
Vietnam - 2.7%
Hoa Phat Group JSC (Materials)*†	11,070,369	11,677,486

Total Common Stocks (Cost $335,122,740)		$419,880,948

SHORT TERM INVESTMENTS - 2.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.21% (Money Market Funds)	10,867,878	10,867,878

Total Short Term Investments (Cost $10,867,878)		$10,867,878

Total Investments — 100.4%
(Cost $345,990,618)		$430,748,826
Liabilities Less Other Assets - (0.4)%		(1,839,578)
Net Assets — 100.0%		$428,909,248

Summary of Abbreviations
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 10.1%
of net assets as of January 31, 2025, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

Industry	Percentage of Net Assets
Automobiles & Components	1.4%
Banks	3.4
Capital Goods	18.5
Commercial & Professional Services	1.3
Consumer Discretionary Distribution & Retail	2.4
Consumer Durables & Apparel	1.9
Consumer Services	1.5
Consumer Staples Distribution & Retail	0.8
Energy	1.4
Financial Services	2.2
Food, Beverage & Tobacco	8.4
Health Care Equipment & Services	6.3
Insurance	3.0
Materials	7.9
Media & Entertainment	7.9
Pharmaceuticals, Biotechnology & Life Sciences	4.0
Semiconductors & Semiconductor Equipment	0.5
Software & Services	13.2
Technology Hardware & Equipment	4.1
Telecommunication Services	3.4
Transportation	3.1
Utilities	1.3
Money Market Fund	2.5
Total Investments	100.4
Liabilities Less Other Assets	(0.4)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments
January 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Brazil - 4.2%
B3 SA - Brasil Bolsa Balcao (Financial Services)	1,949,900	$3,733,606
Localiza Rent a Car SA (Transportation)*	653,725	3,453,169
Lojas Renner SA (Consumer Discretionary Distribution & Retail)*	819,330	1,913,716
Raia Drogasil SA (Consumer Staples Distribution & Retail)	1,010,235	3,645,735
WEG SA (Capital Goods)	905,752	8,530,487
		21,276,713
China - 25.2%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	702,750	8,478,793
Alibaba Group Holding Ltd. - Sponsored ADR (Consumer Discretionary Distribution & Retail)	16,637	1,644,401
Baidu Inc., Class A (Media & Entertainment)*†	141,358	1,599,966
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	238,479	8,428,463
ENN Energy Holdings Ltd. (Utilities)†	373,617	2,537,100
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	1,512,600	2,975,993
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	371,181	7,543,810
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	1,285,500	2,671,429
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	807,249	8,177,033
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	1,507,000	8,446,633
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	647,200	5,314,139
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	193,200	6,163,307
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	692,700	5,224,236
Tencent Holdings Ltd. (Media & Entertainment)†	500,255	26,362,298
Trip.com Group Ltd. (Consumer Services)*†	281,138	19,730,125
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	1,706,711	7,159,455
	Shares	Value
COMMON STOCKS - 96.7% (continued)
China - 25.2% (continued)
ZTO Express Cayman Inc. - ADR (Transportation)	245,773	$4,586,124
		127,043,305
Czech Republic - 0.5%
Komercni banka AS (Banks)†	72,590	2,663,648
Egypt - 0.6%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	2,205,711	3,240,349
Hong Kong - 3.2%
AIA Group Ltd. (Insurance)†	902,685	6,349,380
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	308,579	2,819,053
Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)^†	1,289,100	1,175,932
Techtronic Industries Co., Ltd. (Capital Goods)†	432,401	5,807,869
		16,152,234
India - 15.1%
Asian Paints Ltd. (Materials)†	57,962	1,535,248
HDFC Bank Ltd. (Banks)†	1,140,395	22,371,821
HDFC Life Insurance Co., Ltd. (Insurance)^†	972,223	7,149,215
ICICI Bank Ltd. (Banks)†	887,768	12,796,377
Maruti Suzuki India Ltd. (Automobiles & Components)†	99,744	14,165,025
Supreme Industries Ltd. (Materials)†	17,826	815,460
Tata Consultancy Services Ltd. (Software & Services)†	369,188	17,500,634
		76,333,780
Indonesia - 3.3%
Astra International Tbk PT (Capital Goods)†	16,123,100	4,738,810
Bank Central Asia Tbk PT (Banks)†	7,227,565	4,185,173
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	21,836,350	5,627,027
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	12,668,100	2,049,020
		16,600,030
Italy - 2.2%
Tenaris SA - ADR (Energy)	297,409	11,206,371
Kazakhstan - 1.4%
Kaspi.KZ JSC - ADR (Financial Services)	72,186	6,864,889
Kenya - 0.5%
Safaricom plc (Telecommunication Services)†	18,814,182	2,505,596

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 96.7% (continued)
Mexico - 4.1%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	81,894	$6,987,196
Grupo Financiero Banorte SAB de CV, Series O (Banks)	1,096,855	7,579,849
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	2,418,910	6,270,816
		20,837,861
Panama - 0.7%
Copa Holdings SA, Class A (Transportation)	37,571	3,502,369
Poland - 1.2%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	802,179	5,890,048
Russia - 0.0%^^
Sberbank of Russia PJSC (Banks)‡	36,588,248	—
Saudi Arabia - 2.0%
Al Rajhi Bank (Banks)†	249,506	6,580,190
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	70,809	3,510,372
		10,090,562
South Africa - 3.1%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	189,897	3,640,889
Discovery Ltd. (Insurance)†	572,068	5,549,698
Standard Bank Group Ltd. (Banks)†	532,821	6,209,913
		15,400,500
South Korea - 5.3%
Coway Co., Ltd. (Consumer Durables & Apparel)†	107,921	5,728,784
NAVER Corp. (Media & Entertainment)†	35,139	5,207,390
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	17,238	15,650,876
		26,587,050
Taiwan - 14.8%
Airtac International Group (Capital Goods)†	265,783	6,970,218
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	97,668	10,449,315
Delta Electronics Inc. (Technology Hardware & Equipment)†	828,950	10,926,277
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	563,181	8,941,800
	Shares	Value
COMMON STOCKS - 96.7% (continued)
Taiwan - 14.8% (continued)
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	1,625,545	$8,795,484
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	844,527	28,695,050
		74,778,144
Thailand - 0.6%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	528,055	2,822,566
United Arab Emirates - 1.7%
Emaar Properties PJSC (Real Estate Management & Development)†	2,363,830	8,690,969
United Kingdom - 0.8%
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	115,562	4,026,253
United States - 4.7%
EPAM Systems Inc. (Software & Services)*	22,168	5,629,786
Globant SA (Software & Services)*	41,457	8,843,607
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	4,727	9,086,192
		23,559,585
Vietnam - 1.5%
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	3,056,900	7,303,751

Total Common Stocks (Cost $374,213,968)		$487,376,573

PREFERRED STOCKS - 2.0%
Brazil - 1.1%
Itau Unibanco Holding SA - Sponsored ADR, 3.88% (Banks)+	948,424	5,500,859
Colombia - 0.7%
Bancolombia SA - Sponsored ADR, 8.10% (Banks)+	84,122	3,327,025
South Korea - 0.2%
Samsung Electronics Co., Ltd. - GDR, Reg S, 3.48% (Technology Hardware & Equipment)+†	1,524	1,130,592

Total Preferred Stocks (Cost $5,459,603)		$9,958,476

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2025 (unaudited)

	Shares	Value
SHORT TERM INVESTMENTS - 2.2%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.21% (Money Market Funds)	11,055,197	$11,055,197

Total Short Term Investments (Cost $11,055,197)		$11,055,197

Total Investments — 100.9%
(Cost $390,728,768)		$508,390,246
Liabilities Less Other Assets - (0.9)%		(4,411,551)
Net Assets — 100.0%		$503,978,695

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 2.8%
of net assets as of January 31, 2025, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

‡	Investment categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	2.8%
Banks	15.8
Capital Goods	10.0
Consumer Discretionary Distribution & Retail	8.4
Consumer Durables & Apparel	6.2
Consumer Services	3.9
Consumer Staples Distribution & Retail	2.6
Energy	2.2
Financial Services	2.1
Food, Beverage & Tobacco	2.4
Health Care Equipment & Services	1.8
Insurance	6.2
Materials	0.5
Media & Entertainment	6.5
Real Estate Management & Development	1.7
Semiconductors & Semiconductor Equipment	8.4
Software & Services	6.4
Technology Hardware & Equipment	7.1
Telecommunication Services	0.9
Transportation	2.3
Utilities	0.5
Money Market Fund	2.2
Total Investments	100.9
Liabilities Less Other Assets	(0.9)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments
January 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Brazil - 4.3%
B3 SA - Brasil Bolsa Balcao (Financial Services)	1,720,009	$3,293,418
Localiza Rent a Car SA (Transportation)*	662,091	3,497,360
Lojas Renner SA (Consumer Discretionary Distribution & Retail)*	839,690	1,961,272
Raia Drogasil SA (Consumer Staples Distribution & Retail)	909,900	3,283,646
WEG SA (Capital Goods)	850,548	8,010,568
		20,046,264
China - 24.5%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	628,900	7,587,781
Alibaba Group Holding Ltd. - Sponsored ADR (Consumer Discretionary Distribution & Retail)	14,911	1,473,803
Baidu Inc., Class A (Media & Entertainment)*†	140,014	1,584,754
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	210,381	7,435,407
ENN Energy Holdings Ltd. (Utilities)†	368,113	2,499,724
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	1,522,070	2,994,625
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	330,950	6,726,163
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	1,271,500	2,642,335
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	712,415	7,216,412
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	1,376,500	7,715,190
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	595,101	4,886,355
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	174,000	5,550,805
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	637,710	4,809,510
Tencent Holdings Ltd. (Media & Entertainment)†	447,600	23,587,499
Trip.com Group Ltd. (Consumer Services)*†	251,000	17,615,055
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	1,528,599	6,412,296
	Shares	Value
COMMON STOCKS - 95.2% (continued)
China - 24.5% (continued)
ZTO Express Cayman Inc. - ADR (Transportation)	229,942	$4,290,718
		115,028,432
Czech Republic - 0.5%
Komercni banka AS (Banks)†	68,786	2,524,062
Egypt - 0.6%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	2,009,805	2,952,549
Hong Kong - 3.2%
AIA Group Ltd. (Insurance)†	790,671	5,561,487
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	310,345	2,835,186
Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)^†	1,262,000	1,151,211
Techtronic Industries Co., Ltd. (Capital Goods)†	398,860	5,357,358
		14,905,242
India - 14.8%
Asian Paints Ltd. (Materials)†	49,937	1,322,689
HDFC Bank Ltd. (Banks)†	1,043,987	20,480,527
HDFC Life Insurance Co., Ltd. (Insurance)^†	865,965	6,367,850
ICICI Bank Ltd. (Banks)†	812,717	11,714,585
Maruti Suzuki India Ltd. (Automobiles & Components)†	90,230	12,813,905
Supreme Industries Ltd. (Materials)†	16,487	754,207
Tata Consultancy Services Ltd. (Software & Services)†	337,977	16,021,137
		69,474,900
Indonesia - 3.3%
Astra International Tbk PT (Capital Goods)†	14,264,600	4,192,570
Bank Central Asia Tbk PT (Banks)†	6,938,264	4,017,652
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	19,857,236	5,117,027
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	12,444,700	2,012,886
		15,340,135
Italy - 2.2%
Tenaris SA - ADR (Energy)	272,266	10,258,983
Kazakhstan - 1.3%
Kaspi.KZ JSC - ADR (Financial Services)	66,084	6,284,588
Kenya - 0.5%
Safaricom plc (Telecommunication Services)†	18,084,373	2,408,403

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 95.2% (continued)
Mexico - 4.1%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	75,243	$6,419,733
Grupo Financiero Banorte SAB de CV, Series O (Banks)	1,017,474	7,031,284
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	2,244,015	5,817,416
		19,268,433
Panama - 0.7%
Copa Holdings SA, Class A (Transportation)	34,245	3,192,319
Poland - 1.2%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	752,026	5,521,796
Russia - 0.0%^^
Sberbank of Russia PJSC (Banks)‡	20,812,636	—
Saudi Arabia - 2.0%
Al Rajhi Bank (Banks)†	228,413	6,023,907
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	65,586	3,251,441
		9,275,348
South Africa - 3.1%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	184,417	3,535,822
Discovery Ltd. (Insurance)†	535,668	5,196,577
Standard Bank Group Ltd. (Banks)†	510,033	5,944,323
		14,676,722
South Korea - 5.3%
Coway Co., Ltd. (Consumer Durables & Apparel)†	101,528	5,389,424
NAVER Corp. (Media & Entertainment)†	33,955	5,031,928
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	15,780	14,327,116
		24,748,468
Taiwan - 14.3%
Airtac International Group (Capital Goods)†	248,823	6,525,439
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	88,309	9,448,013
Delta Electronics Inc. (Technology Hardware & Equipment)†	748,000	9,859,286
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	497,846	7,904,456
	Shares	Value
COMMON STOCKS - 95.2% (continued)
Taiwan - 14.3% (continued)
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	1,431,146	$7,743,632
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	757,147	25,726,082
		67,206,908
Thailand - 0.6%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	507,400	2,712,160
United Arab Emirates - 1.8%
Emaar Properties PJSC (Real Estate Management & Development)†	2,277,001	8,371,729
United Kingdom - 0.8%
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	112,227	3,910,060
United States - 4.6%
EPAM Systems Inc. (Software & Services)*	20,666	5,248,337
Globant SA (Software & Services)*	38,402	8,191,915
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	4,327	8,317,316
		21,757,568
Vietnam - 1.5%
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	2,855,800	6,823,270

Total Common Stocks (Cost $307,168,143)		$446,688,339

PREFERRED STOCKS - 2.0%
Brazil - 1.1%
Itau Unibanco Holding SA - Sponsored ADR, 3.88% (Banks)+	870,200	5,047,160
Colombia - 0.7%
Bancolombia SA - Sponsored ADR, 8.10% (Banks)+	82,086	3,246,501
South Korea - 0.2%
Samsung Electronics Co., Ltd. - GDR, Reg S, 3.48% (Technology Hardware & Equipment)+†	1,492	1,106,852

Total Preferred Stocks (Cost $5,465,373)		$9,400,513

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2025 (unaudited)

	Shares	Value
SHORT TERM INVESTMENTS - 3.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.21% (Money Market Funds)	16,405,233	$16,405,233

Total Short Term Investments (Cost $16,405,233)		$16,405,233

Total Investments — 100.7%
(Cost $329,038,749)		$472,494,085
Liabilities Less Other Assets - (0.7)%		(3,171,681)
Net Assets — 100.0%		$469,322,404

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 2.8%
of net assets as of January 31, 2025, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

‡	Investment categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	2.7%
Banks	15.9
Capital Goods	9.8
Consumer Discretionary Distribution & Retail	8.2
Consumer Durables & Apparel	5.9
Consumer Services	3.8
Consumer Staples Distribution & Retail	2.6
Energy	2.2
Financial Services	2.0
Food, Beverage & Tobacco	2.5
Health Care Equipment & Services	1.8
Insurance	6.0
Materials	0.5
Media & Entertainment	6.4
Real Estate Management & Development	1.8
Semiconductors & Semiconductor Equipment	8.1
Software & Services	6.2
Technology Hardware & Equipment	7.0
Telecommunication Services	0.9
Transportation	2.4
Utilities	0.5
Money Market Fund	3.5
Total Investments	100.7
Liabilities Less Other Assets	(0.7)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio
Portfolio of Investments
January 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Brazil - 4.5%
Ambev SA - ADR (Food, Beverage & Tobacco)	10,618	$19,643
B3 SA - Brasil Bolsa Balcao (Financial Services)	8,300	15,893
Raia Drogasil SA (Consumer Staples Distribution & Retail)	8,900	32,118
WEG SA (Capital Goods)	8,800	82,880
		150,534
Egypt - 1.0%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	23,683	34,792
India - 23.0%
Asian Paints Ltd. (Materials)†	1,512	40,049
Bajaj Auto Ltd. (Automobiles & Components)†	455	46,437
HDFC Asset Management Co., Ltd. (Financial Services)^†	1,068	47,555
HDFC Bank Ltd. (Banks)†	7,314	143,483
HDFC Life Insurance Co., Ltd. (Insurance)^†	9,668	71,093
ICICI Bank Ltd. (Banks)†	8,846	127,507
Maruti Suzuki India Ltd. (Automobiles & Components)†	987	140,168
Tata Consultancy Services Ltd. (Software & Services)†	3,259	154,486
		770,778
Indonesia - 4.2%
Astra International Tbk PT (Capital Goods)†	143,100	42,059
Bank Central Asia Tbk PT (Banks)†	69,100	40,013
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	152,400	39,272
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	116,100	18,779
		140,123
Italy - 1.6%
Tenaris SA - ADR (Energy)	1,435	54,071
Kazakhstan - 2.1%
Kaspi.KZ JSC - ADR (Financial Services)	737	70,089
Kenya - 0.9%
Safaricom plc (Telecommunication Services)†	241,300	32,135
Mexico - 4.6%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	661	56,396
	Shares	Value
COMMON STOCKS - 95.4% (continued)
Mexico - 4.6% (continued)
Grupo Financiero Banorte SAB de CV, Series O (Banks)	6,700	$46,301
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	20,300	52,626
		155,323
Panama - 0.9%
Copa Holdings SA, Class A (Transportation)	315	29,364
Peru - 0.6%
Credicorp Ltd. (Banks)	116	21,240
Philippines - 2.2%
International Container Terminal Services Inc. (Transportation)†	7,500	44,989
Jollibee Foods Corp. (Consumer Services)†	7,250	27,612
		72,601
Poland - 1.9%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	8,918	65,481
Saudi Arabia - 4.3%
Al Rajhi Bank (Banks)†	2,320	61,185
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	812	40,255
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	1,743	42,789
		144,229
South Africa - 2.8%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	2,059	39,477
Standard Bank Group Ltd. (Banks)†	4,662	54,335
		93,812
South Korea - 9.0%
Cheil Worldwide Inc. (Media & Entertainment)†	4,408	51,974
Coway Co., Ltd. (Consumer Durables & Apparel)†	1,570	83,341
NAVER Corp. (Media & Entertainment)†	388	57,499
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	120	108,951
		301,765
Taiwan - 14.7%
Airtac International Group (Capital Goods)†	1,200	31,470
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	300	32,097

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio
Portfolio of Investments (continued)
January 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 95.4% (continued)
Taiwan - 14.7% (continued)
Delta Electronics Inc. (Technology Hardware & Equipment)†	4,000	$52,724
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	8,000	43,286
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	9,800	332,981
		492,558
Thailand - 2.2%
Bangkok Dusit Medical Services pcl, Class F, Reg S (Health Care Equipment & Services)†	42,200	29,521
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	8,100	43,296
		72,817
United Arab Emirates - 4.7%
Agthia Group PJSC (Food, Beverage & Tobacco)†	25,666	43,117
Emaar Properties PJSC (Real Estate Management & Development)†	30,960	113,829
		156,946
United Kingdom - 3.1%
Baltic Classifieds Group plc (Media & Entertainment)†	15,165	64,741
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	1,106	38,534
		103,275
United States - 7.1%
EPAM Systems Inc. (Software & Services)*	227	57,649
Globant SA (Software & Services)*	454	96,847
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	43	82,654
		237,150
Total Common Stocks (Cost $2,847,432)		$3,199,083

PREFERRED STOCKS - 2.8%
Brazil - 1.7%
Itau Unibanco Holding SA - Sponsored ADR, 3.88% (Banks)+	10,229	59,328
	Shares	Value
PREFERRED STOCKS - 2.8% (continued)
Colombia - 1.1%
Bancolombia SA - Sponsored ADR, 8.10% (Banks)+	918	$36,307

Total Preferred Stocks (Cost $89,555)		$95,635

SHORT TERM INVESTMENTS - 2.2%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.21% (Money Market Funds)	73,700	73,700

Total Short Term Investments (Cost $73,700)		$73,700

Total Investments — 100.4%
(Cost $3,010,687)		$3,368,418
Liabilities Less Other Assets - (0.4)%		(14,822)
Net Assets — 100.0%		$3,353,596

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 5.5%
of net assets as of January 31, 2025, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

*	Non-income producing security.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio
Portfolio of Investments (continued)
January 31, 2025 (unaudited)

Industry	Percentage of Net Assets
Automobiles & Components	5.6%
Banks	19.7
Capital Goods	4.6
Consumer Discretionary Distribution & Retail	4.4
Consumer Durables & Apparel	2.5
Consumer Services	0.8
Consumer Staples Distribution & Retail	3.6
Energy	1.6
Financial Services	4.0
Food, Beverage & Tobacco	4.8
Health Care Equipment & Services	3.5
Insurance	3.3
Materials	1.2
Media & Entertainment	5.2
Real Estate Management & Development	3.4
Semiconductors & Semiconductor Equipment	10.9
Software & Services	9.2
Technology Hardware & Equipment	6.1
Telecommunication Services	1.5
Transportation	2.3
Money Market Fund	2.2
Total Investments	100.4
Liabilities Less Other Assets	(0.4)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio
Portfolio of Investments
January 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
China - 83.1%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	9,400	$113,413
ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	5,000	52,924
Baidu Inc., Class A (Media & Entertainment)*†	2,508	28,387
China Tower Corp., Ltd., Class H (Telecommunication Services)^†	310,000	44,592
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	2,540	89,770
Dongguan Yiheda Automation Co., Ltd., Class A (Capital Goods)†	18,400	63,397
ENN Energy Holdings Ltd. (Utilities)†	5,900	40,065
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food, Beverage & Tobacco)†	3,498	19,712
Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)†	3,900	31,812
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	4,800	32,358
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	6,200	20,386
Haitian International Holdings Ltd. (Capital Goods)†	25,020	66,365
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	6,200	22,363
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	16,680	32,817
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	7,980	37,646
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food, Beverage & Tobacco)†	19,600	74,921
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	1,971	40,058
Kweichow Moutai Co., Ltd., Class A (Food, Beverage & Tobacco)†	270	53,231
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	20,500	42,602
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	11,060	22,634
	Shares	Value
COMMON STOCKS - 97.0% (continued)
China - 83.1% (continued)
Meituan, Class B (Consumer Services)*^†	3,530	$66,962
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	4,400	44,570
NetEase Inc. (Media & Entertainment)†	3,700	76,239
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	12,500	70,062
Proya Cosmetics Co., Ltd., Class A (Household & Personal Products)†	4,600	52,887
Qingdao Haier Biomedical Co., Ltd., Class A (Health Care Equipment & Services)†	11,200	49,371
SF Holding Co., Ltd., Class A (Transportation)†	5,500	29,623
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	14,100	32,958
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	1,900	51,923
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	6,600	54,192
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	1,500	47,852
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	7,000	52,793
Tencent Holdings Ltd. (Media & Entertainment)†	5,900	310,917
TravelSky Technology Ltd., Class H (Consumer Services)†	67,000	82,516
Trip.com Group Ltd. (Consumer Services)*†	2,446	171,659
Wuliangye Yibin Co., Ltd., Class A (Food, Beverage & Tobacco)†	1,100	19,249
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	7,400	31,042
Zhejiang Shuanghuan Driveline Co., Ltd., Class A (Automobiles & Components)†	11,900	56,986
ZTO Express Cayman Inc. (Transportation)†	3,800	72,512
		2,303,766
Hong Kong - 8.1%
AIA Group Ltd. (Insurance)†	11,400	80,186

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio
Portfolio of Investments (continued)
January 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 97.0% (continued)
Hong Kong - 8.1% (continued)
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	1,400	$12,790
Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)^†	27,400	24,995
Hong Kong Exchanges & Clearing Ltd. (Financial Services)†	1,200	46,618
Techtronic Industries Co., Ltd. (Capital Goods)†	4,500	60,442
		225,031
Taiwan - 5.8%
Airtac International Group (Capital Goods)†	2,600	68,186
Delta Electronics Inc. (Technology Hardware & Equipment)†	7,000	92,266
		160,452
Total Common Stocks (Cost $3,262,270)		$2,689,249

SHORT TERM INVESTMENTS - 3.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.21% (Money Market Funds)	90,612	90,612

Total Short Term Investments (Cost $90,612)		$90,612

Total Investments — 100.3%
(Cost $3,352,882)		$2,779,861
Liabilities Less Other Assets - (0.3)%		(7,701)
Net Assets — 100.0%		$2,772,160

† Investment categorized as level 2 security.
* Non-income producing security.
^ Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 6.9% of net assets as of January 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Automobiles & Components	4.5%
Capital Goods	18.3
Consumer Discretionary Distribution & Retail	5.5
Consumer Durables & Apparel	7.6
Consumer Services	11.6
Financial Services	1.7
Food, Beverage & Tobacco	6.9
Health Care Equipment & Services	3.5
Household & Personal Products	1.9
Insurance	5.4
Materials	1.2
Media & Entertainment	15.0
Pharmaceuticals, Biotechnology & Life Sciences	0.8
Semiconductors & Semiconductor Equipment	1.2
Technology Hardware & Equipment	5.2
Telecommunication Services	1.6
Transportation	3.7
Utilities	1.4
Money Market Fund	3.3
Total Investments	100.3
Liabilities Less Other Assets	(0.3)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments
January 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 94.0%
Bangladesh - 3.7%
BRAC Bank plc (Banks)†	4,560,162	$1,934,626
GrameenPhone Ltd. (Telecommunication Services)†	297,921	819,324
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,119,086	1,987,493
		4,741,443
Colombia - 2.5%
Cementos Argos SA - Sponsored ADR (Materials)#†	255,506	3,141,421
Croatia - 0.2%
Ericsson Nikola Tesla (Technology Hardware & Equipment)†	1,221	244,593
Egypt - 2.8%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	2,063,992	3,032,154
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)*^†	1,484,823	549,223
		3,581,377
Indonesia - 4.3%
Astra International Tbk PT (Capital Goods)†	5,210,200	1,531,352
Bank Central Asia Tbk PT (Banks)†	4,283,800	2,480,565
Sumber Alfaria Trijaya Tbk PT (Consumer Staples Distribution & Retail)†	8,316,000	1,462,732
		5,474,649
Kazakhstan - 7.6%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	286,436	5,481,069
Kaspi.KZ JSC - ADR (Financial Services)	43,965	4,181,072
		9,662,141
Kenya - 2.7%
East African Breweries plc (Food, Beverage & Tobacco)†	409,500	572,047
Equity Group Holdings plc (Banks)†	3,915,800	1,430,706
Safaricom plc (Telecommunication Services)†	10,978,750	1,462,105
		3,464,858
Morocco - 5.8%
Attijariwafa Bank (Banks)†	35,448	2,227,171
Itissalat Al-Maghrib (Telecommunication Services)†	71,005	751,806
	Shares	Value
COMMON STOCKS - 94.0% (continued)
Morocco - 5.8% (continued)
Societe d'Exploitation des Ports (Transportation)†	72,599	$4,379,010
		7,357,987
Peru - 7.2%
Alicorp SAA (Food, Beverage & Tobacco)*	259,766	482,120
Cementos Pacasmayo SAA (Materials)	149,125	166,625
Credicorp Ltd. (Banks)	32,119	5,880,989
Ferreycorp SAA (Capital Goods)	3,303,520	2,644,165
		9,173,899
Philippines - 15.2%
Bank of the Philippine Islands (Banks)†	1,497,030	2,982,155
BDO Unibank Inc. (Banks)†	921,135	2,170,047
Century Pacific Food Inc. (Food, Beverage & Tobacco)†	2,335,000	1,466,165
International Container Terminal Services Inc. (Transportation)†	647,790	3,885,788
Jollibee Foods Corp. (Consumer Services)†	617,040	2,350,064
Robinsons Retail Holdings Inc. (Consumer Staples Distribution & Retail)†	1,559,250	913,854
SM Prime Holdings Inc. (Real Estate Management & Development)†	7,308,200	2,898,169
Universal Robina Corp. (Food, Beverage & Tobacco)†	1,557,020	1,621,739
Wilcon Depot Inc. (Consumer Discretionary Distribution & Retail)†	7,512,900	1,080,793
		19,368,774
Poland - 2.0%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	345,680	2,538,176
Romania - 5.4%
Banca Transilvania SA (Banks)†	943,661	5,385,419
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	1,370,640	1,545,779
		6,931,198
Saudi Arabia - 3.3%
Al Rajhi Bank (Banks)†	42,020	1,108,188
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	15,851	785,817
Jarir Marketing Co. (Consumer Discretionary Distribution & Retail)†	232,376	794,136

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 94.0% (continued)
Saudi Arabia - 3.3% (continued)
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	61,690	$1,514,416
		4,202,557
Slovenia - 1.4%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	10,993	1,836,211
Thailand - 0.8%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	188,800	1,009,176
United Arab Emirates - 5.0%
Agthia Group PJSC (Food, Beverage & Tobacco)†	1,132,098	1,901,857
Emaar Properties PJSC (Real Estate Management & Development)†	1,206,484	4,435,816
		6,337,673
United Kingdom - 4.8%
Airtel Africa plc (Telecommunication Services)^†	1,137,604	2,024,578
Baltic Classifieds Group plc (Media & Entertainment)†	823,424	3,515,311
Helios Towers plc (Telecommunication Services)*†	534,934	628,069
		6,167,958
United States - 5.8%
EPAM Systems Inc. (Software & Services)*	10,287	2,612,487
Globant SA (Software & Services)*	22,357	4,769,195
		7,381,682
Vietnam - 13.5%
Bank for Foreign Trade of Vietnam JSC (Banks)*†	1,329,822	4,907,656
Hoa Phat Group JSC (Materials)*†	3,207,169	3,383,055
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	1,036,800	2,477,192
Sai Gon Cargo Service Corp. (Transportation)†	528,494	1,700,292
Saigon Beer Alcohol Beverage Corp. (Food, Beverage & Tobacco)†	1,053,720	2,256,625
	Shares	Value
COMMON STOCKS - 94.0% (continued)
Vietnam - 13.5% (continued)
Vietnam Dairy Products JSC (Food, Beverage & Tobacco)†	1,029,394	$2,553,542
		17,278,362
Total Common Stocks (Cost $85,125,800)		$119,894,135

PREFERRED STOCKS - 2.2%
Colombia - 2.2%
Bancolombia SA - Sponsored ADR, 8.10% (Banks)+	71,610	2,832,176

Total Preferred Stocks (Cost $1,819,077)		$2,832,176

PARTICIPATION NOTES - 1.0%
Qatar - 1.0%
Qatar National Bank, Issued by HSBC BANK PLC, Maturity Date 5/30/25 (Banks)^†	264,494	1,212,492

Total Participation Notes (Cost $1,004,710)		$1,212,492

SHORT TERM INVESTMENTS - 3.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.21% (Money Market Funds)	4,190,122	4,190,122

Total Short Term Investments (Cost $4,190,122)		$4,190,122

Total Investments — 100.5%
(Cost $92,139,709)		$128,128,925
Liabilities Less Other Assets - (0.5)%		(584,030)
Net Assets — 100.0%		$127,544,895

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2025 (unaudited)

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 5.0%
of net assets as of January 31, 2025, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Banks	33.7%
Capital Goods	3.3
Consumer Discretionary Distribution & Retail	5.4
Consumer Services	1.8
Consumer Staples Distribution & Retail	1.9
Energy	1.2
Financial Services	3.3
Food, Beverage & Tobacco	8.7
Health Care Equipment & Services	2.4
Insurance	0.6
Materials	5.3
Media & Entertainment	2.7
Pharmaceuticals, Biotechnology & Life Sciences	3.0
Real Estate Management & Development	5.8
Software & Services	5.8
Technology Hardware & Equipment	0.2
Telecommunication Services	4.4
Transportation	7.7
Money Market Fund	3.3
Total Investments	100.5
Liabilities Less Other Assets	(0.5)
Net Assets	100.0%